OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Assets And Liabilities Employed By Segment (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Disclosure of operating segments [line items]
Assets	$ 5,719.2	$ 5,397.7	$ 5,354.8
Liabilities	3,352.6	$ 3,385.4	3,273.8
Operating segments | Civil Aviation Training Solutions
Disclosure of operating segments [line items]
Assets	2,988.2		2,821.1
Liabilities	891.8		835.8
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Assets	1,437.9		1,363.6
Liabilities	455.5		482.4
Operating segments | Healthcare
Disclosure of operating segments [line items]
Assets	253.5		264.0
Liabilities	42.0		39.7
Unallocated amounts
Disclosure of operating segments [line items]
Assets	1,039.6		906.1
Liabilities	$ 1,963.3		$ 1,915.9